EMPLOYEE BENEFIT PLAN (Details) (USD $)	12 Months Ended	4 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Dec. 27, 2013	Dec. 28, 2012 Successor	Dec. 27, 2013 Successor	Sep. 07, 2012 Predecessor	Dec. 30, 2011 Predecessor
Defined Contribution Plans [Line Items]
Defined contribution plan, employer matching contribution (in percent)	25.00%
Defined contribution plan, maximum contribution by employee for match (in percent)	5.00%
Defined contribution plan, maximum employer contribution match per employee	$ 3,188
Company contributions		$ 371,000	$ 1,384,000	$ 819,000	$ 1,120,000